Notes to the Statements of Cash Flows - Schedule of Cash Outflow for Leases included in the Statements of Cash Flows (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes to the Statements of Cash Flows [Abstract]
Within operating activities	$ 34,826	$ 91,294	$ 199,394
Within financing activities	721,892	730,908	873,308
Total	$ 756,718	$ 822,202	$ 1,072,702